SUBSEQUENT EVENTS DISCLOSURE	12 Months Ended
Jan. 31, 2023
Notes
SUBSEQUENT EVENTS DISCLOSURE

15.SUBSEQUENT EVENTS

Subsequent to January 31, 2023, the Company entered into a number of loan agreements with Ms. Caitlin Jeffs, the Company’s CEO and President, for a total of $23,653, and into an additional loan agreement with Fairtide Ventures, an entity controlled by Ms. Jeffs, for $6,000. These loans accumulate interest at a rate of 8% per annum, are unsecured, and payable on demand.